Cybersecurity Risk Management and Strategy (Detail)	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Policies and risk management The bank’s policies and controls support risk reduction and mitigation for potential negative impacts. Information Security Risk is managed as an Operational Risk under the Non-Financial Risk Management Framework of the bank. The Chief Security Office is responsible for and executes security matters against the Non-Financial Risk Management Framework and leverages the results of its various instruments whereas Non-Financial Risk Management provides oversight, review, and challenge. Measures for the further reduction of material residual risks may include policy changes or policy amendments at divisional or group level as well as prioritized investment and accelerated implementation of risk mitigating activities. Security risks are assessed on a continual basis, through analysis of internal and external events, events at peer institutions, monitoring of the threat environment, and discussion in various forums. The annual risk and control assessment process evaluates risk scenarios such as service disruption, system misuse, data distortion, asset or data destruction, data disclosure, financial theft and non-adherence or non-conduct to regulatory policies and laws. It leverages industry standard threat assessment frameworks, such as MITRE, and provides the foundation for the assessment of financial industry relevant risk scenarios. The thorough analysis comprises potentially affected stakeholders, including clients and suppliers, as well as the external threat landscape. The process considers contextual data and controls such as major events, threat assessments, findings, scenario analysis, control metrics, lessons learned, events at peer institutions, read across, regulatory expectations and remediation activities, when assessing control suites and residual risk positions. In case of emerging developments, additional risk reviews are conducted. The results are evaluated against the bank's control capabilities to cope with these risks. As part of the annual risk and control assessment process, internal security subject matter experts provide a risk evaluation, supported by other areas such as Legal, Compliance or Group Data Privacy, as necessary. That evaluation is reviewed and challenged by risk subject matter experts to arrive at a final residual risk position. Additionally, senior information security experts from all divisions and functions assess the exposure of the group, based on their divisional or functional background. Those divisional and functional assessments are also reviewed and challenged by risk subject matter experts to arrive at a final residual risk position for divisions and functions. A comprehensive information security management system (ISMS) is crucial for an organization handling vast amounts of financial assets and sensitive data. In alignment with its Non-Financial Risk Management policies, Deutsche Bank’s globally applicable security policy framework defines the core principles of and the fundamentals for security management. The policy framework is reviewed annually, and any changes are approved by the CSO. It is governed centrally and applied globally across all product groups and business and infrastructure divisions. It also defines the roles, responsibilities, and accountabilities of key personnel identified to manage information security risk. The framework is aligned with the security strategy and sets out measures to manage and resolve information security breaches, and related communication procedures. The bank’s ISMS has been certified by an accredited certification body according to ISO 27001, for all information security domains defined within that standard since 2012. To maintain the ISO 27001 certification, the bank performs a full recertification process every three years, with the latest taking place in 2024. With the last recertification, Deutsche Bank upgraded its ISMS to the 2022 version of ISO 27001. Furthermore, the bank performs an annual surveillance audit designed to ensure compliance between the certification intervals. Dependency on third-party products and services can expose the bank to cyber risks and impact its risk posture, as these can be prime targets for information security attacks. Third-party information security risks are managed by Deutsche Bank through a combination of capabilities, implementing a comprehensive approach to mitigate these risks and cover regulatory requirements (incl. the EU DORA regulation). Key components include the bank’s global third-party risk management program, which is designed to identify, monitor, and mitigate risks associated with third-party engagements. In combination, the bank demands adherence to an information security policy with specific control objectives for third parties, which include incident notification requirements. To ensure adherence, the information security posture of the third parties is reevaluated on a periodic basis (defined by the criticality of the vendor). In response to specific threats and incidents, proactive engagement and outreach with these parties is taking place. This is complemented by security assessments, which also include onsite assessments of third parties. These measures collectively contribute to the bank’s oversight and support that third-party services align with the bank’s security requirements. Actions and resources To address the evolving threat landscape, Deutsche Bank has a variety of prevention methods and controls in place. These include, for example, network security, identity and access management, endpoint and data security (including data classification and leakage prevention), threat intelligence, cyber hygiene, and encryption solutions. Those preventive controls are backed by a threat-driven detection set-up and a robust incident-response process. The bank continually reviews and enhances its information security controls through multiple layers of technology, including databases, infrastructure, devices, and applications. This is complemented by organizational controls and security training and awareness. The purpose of this layered approach is to strengthen the end-to-end protection by utilizing multiple opportunities to detect, prevent, respond to, and recover from cyber threats. Deutsche Bank employs various mechanisms to self-identify areas for improvements and control enhancements. These include security testing, security problem management and lessons learned. Deutsche Bank´s independent Group Audit function is mandated to regularly assess security controls as part of their audit plan. Furthermore, the regular annual audit conducted by the bank´s external auditor considers identity and access management controls. The overall information security program of the bank is evaluated on a regular basis by third-party organizations. The bank actively shares security best practices and threat information with national and international security organizations, government authorities, and peer organizations. These relationships help ensure that the bank’s security technology and procedures reflect current financial industry’s best practices and keep pace with the threat environment. As digitalization advances, the need to enhance literacy on information security topics grows. Deutsche Bank addresses this by educating and informing clients through informational materials and client events, highlighting information security threats and the bank's protective measures. This also includes response to client inquiries on information security topics through its client relationship function. Deutsche Bank also requires a yearly mandatory information security baseline training for all employees and eligible contractor staff. This training encompasses the content of the information security policy, the process to report security incidents or any other security-related concerns, as well as important and current security threats. To address the latter and to comply with internal standards, the training is updated at least on a yearly basis. For Deutsche Bank employees, failure to complete this training and late completion can result in disciplinary consequences. In 2024, a learning completion rate of 99,65% was achieved for the e-Learning-based mandatory information security training, compared to 99,94% in 2023. Deutsche Bank’s security incident management covers on a day-to-day-basis security events that may affect the bank, its clients and business partners, or employees. The Cyber Threat Operations Centers located in Asia Pacific, Europe and USA support global and group-wide detection of threats and response to incidents 24/7. The related management and reporting processes performed with involvement of subject matter experts, such as divisional Chief Information Security Officers, Compliance, Legal, Group Communications and Group Data Privacy, are designed to enable a quick and effective response to cyberattacks and information security threats. The objective is to minimize the risk of impacts on Deutsche Bank and to use insights gained from incident handling to continuously improve the bank’s processes. As in prior years, Deutsche Bank in 2024 experienced attacks on computer systems, including attacks aimed at obtaining unauthorized access to confidential company or client information, damaging, or interfering with company data, resources, or business activities, or otherwise exploiting vulnerabilities in its infrastructure, including attacks that occurred along the bank’s supply chain. The bank, however, did not experience any material effect on its business strategy, results of operation, or financial condition as the result of an information security incident, including attempted cyber-attacks. Consequently, the bank continues to invest in security risk mitigation. As in previous years, in 2024 Deutsche Bank adapted its security capabilities through several programs across information and physical security. As examples, the bank further strengthened its perimeter security and expanded its comprehensive staff security training offering, including the launch of a security academy.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The bank’s policies and controls support risk reduction and mitigation for potential negative impacts. Information Security Risk is managed as an Operational Risk under the Non-Financial Risk Management Framework of the bank. The Chief Security Office is responsible for and executes security matters against the Non-Financial Risk Management Framework and leverages the results of its various instruments whereas Non-Financial Risk Management provides oversight, review, and challenge. Measures for the further reduction of material residual risks may include policy changes or policy amendments at divisional or group level as well as prioritized investment and accelerated implementation of risk mitigating activities. Security risks are assessed on a continual basis, through analysis of internal and external events, events at peer institutions, monitoring of the threat environment, and discussion in various forums. The annual risk and control assessment process evaluates risk scenarios such as service disruption, system misuse, data distortion, asset or data destruction, data disclosure, financial theft and non-adherence or non-conduct to regulatory policies and laws. It leverages industry standard threat assessment frameworks, such as MITRE, and provides the foundation for the assessment of financial industry relevant risk scenarios. The thorough analysis comprises potentially affected stakeholders, including clients and suppliers, as well as the external threat landscape. The process considers contextual data and controls such as major events, threat assessments, findings, scenario analysis, control metrics, lessons learned, events at peer institutions, read across, regulatory expectations and remediation activities, when assessing control suites and residual risk positions. In case of emerging developments, additional risk reviews are conducted. The results are evaluated against the bank's control capabilities to cope with these risks. As part of the annual risk and control assessment process, internal security subject matter experts provide a risk evaluation, supported by other areas such as Legal, Compliance or Group Data Privacy, as necessary. That evaluation is reviewed and challenged by risk subject matter experts to arrive at a final residual risk position. Additionally, senior information security experts from all divisions and functions assess the exposure of the group, based on their divisional or functional background. Those divisional and functional assessments are also reviewed and challenged by risk subject matter experts to arrive at a final residual risk position for divisions and functions. A comprehensive information security management system (ISMS) is crucial for an organization handling vast amounts of financial assets and sensitive data. In alignment with its Non-Financial Risk Management policies, Deutsche Bank’s globally applicable security policy framework defines the core principles of and the fundamentals for security management. The policy framework is reviewed annually, and any changes are approved by the CSO. It is governed centrally and applied globally across all product groups and business and infrastructure divisions. It also defines the roles, responsibilities, and accountabilities of key personnel identified to manage information security risk. The framework is aligned with the security strategy and sets out measures to manage and resolve information security breaches, and related communication procedures. The bank’s ISMS has been certified by an accredited certification body according to ISO 27001, for all information security domains defined within that standard since 2012. To maintain the ISO 27001 certification, the bank performs a full recertification process every three years, with the latest taking place in 2024. With the last recertification, Deutsche Bank upgraded its ISMS to the 2022 version of ISO 27001. Furthermore, the bank performs an annual surveillance audit designed to ensure compliance between the certification intervals. Dependency on third-party products and services can expose the bank to cyber risks and impact its risk posture, as these can be prime targets for information security attacks. Third-party information security risks are managed by Deutsche Bank through a combination of capabilities, implementing a comprehensive approach to mitigate these risks and cover regulatory requirements (incl. the EU DORA regulation). Key components include the bank’s global third-party risk management program, which is designed to identify, monitor, and mitigate risks associated with third-party engagements. In combination, the bank demands adherence to an information security policy with specific control objectives for third parties, which include incident notification requirements. To ensure adherence, the information security posture of the third parties is reevaluated on a periodic basis (defined by the criticality of the vendor). In response to specific threats and incidents, proactive engagement and outreach with these parties is taking place. This is complemented by security assessments, which also include onsite assessments of third parties. These measures collectively contribute to the bank’s oversight and support that third-party services align with the bank’s security requirements.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As in prior years, Deutsche Bank in 2024 experienced attacks on computer systems, including attacks aimed at obtaining unauthorized access to confidential company or client information, damaging, or interfering with company data, resources, or business activities, or otherwise exploiting vulnerabilities in its infrastructure, including attacks that occurred along the bank’s supply chain. The bank, however, did not experience any material effect on its business strategy, results of operation, or financial condition as the result of an information security incident, including attempted cyber-attacks.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance Responsibility for security matters at Deutsche Bank sits within the Chief Security Office. The Group Chief Security Officer (CSO) has delegated authority from the Management Board, including approval of the security policies and the security strategy for the Deutsche Bank Group. The CSO reports directly to the Chief Technology, Data, and Innovation Officer, who is a member of the Management Board. The Management Board is accountable for the implementation of the information security framework, with oversight from the Supervisory Board. There are multiple mechanisms in place for the CSO to escalate security issues directly to the Management Board if required. Deutsche Bank’s CSO has served in various roles in information security for more than 20 years. This includes roles as global Chief Information Security Officer (CISO)/Chief Security Officer (CSO) for three different large European financial institutions and a partner position in a global strategy and consulting firm, leading security work for financial service clients. The Group Chief Security Officer is supported by security role holders at various seniority levels across the bank to ensure that security requirements are met from a regional, divisional, and technical perspective. All information security activities are overseen by two dedicated governance forums chaired by the CSO: the Group IT Security Council (interface to the bank’s IT units), and the Group Information Security Committee (interface to the bank’s business and infrastructure divisions). The independent Risk Management function for Information Security is represented in both forums. Both forums provide advice on the security strategy and oversee the progress and performance of key information security deliverables, the remediation status of information security related audit findings and information security incidents as well as the information security posture of Deutsche Bank Group against defined targets. In the event of critical issues, members are assigned specific actions according to their responsibility. Security indicators and reporting provided to the bank’s relevant governance forums support appropriate security risk awareness and decision taking. The comprehensive metrics framework maintained by the Chief Security Office is underpinned by an extensive data set allowing for various dedicated views. The Management Board receives a quarterly information security risk posture report, as well as ad hoc information if required. Furthermore, the CSO provides regular updates on material topics relating to security to the Supervisory Board’s Committee responsible for Technology, Data and Innovation. Strategy The Chief Security Office develops the bank’s group-wide security strategy and oversees its implementation and operationalization globally via the organizational set-up, governance, and implemented security policies. The security strategy, which is reviewed on a regular basis, incorporates developments in the threat landscape, technology, the regulatory environment, the bank’s corporate and IT strategy, and other internal and external parameters. The approach provides comprehensive and layered security controls. The Chief Security Office works closely with the bank´s divisions to enable alignment with the security by design approach throughout bank wide programs and initiatives. Security investments are prioritized and adjusted by a threat-driven perspective, leveraging the regular review and assessment of the maturity of the bank’s security implementation. A key element of the bank’s security strategy is to foster responsibility and active awareness among Deutsche Bank staff. By embedding these principles into daily practices, Deutsche Bank aims to bring about long-term behavioral changes that help mitigate risks and enhance overall security. The bank’s security culture and awareness campaign, “Mission Security”, communicated to all employees worldwide, reinforces these efforts. Another way the bank strengthens security culture is by periodically conducting simulations and testing exercises, including phishing simulation and mandatory training.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Responsibility for security matters at Deutsche Bank sits within the Chief Security Office. The Group Chief Security Officer (CSO) has delegated authority from the Management Board, including approval of the security policies and the security strategy for the Deutsche Bank Group. The CSO reports directly to the Chief Technology, Data, and Innovation Officer, who is a member of the Management Board. The Management Board is accountable for the implementation of the information security framework, with oversight from the Supervisory Board. There are multiple mechanisms in place for the CSO to escalate security issues directly to the Management Board if required.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block	Deutsche Bank’s CSO has served in various roles in information security for more than 20 years. This includes roles as global Chief Information Security Officer (CISO)/Chief Security Officer (CSO) for three different large European financial institutions and a partner position in a global strategy and consulting firm, leading security work for financial service clients. The Group Chief Security Officer is supported by security role holders at various seniority levels across the bank to ensure that security requirements are met from a regional, divisional, and technical perspective. All information security activities are overseen by two dedicated governance forums chaired by the CSO: the Group IT Security Council (interface to the bank’s IT units), and the Group Information Security Committee (interface to the bank’s business and infrastructure divisions). The independent Risk Management function for Information Security is represented in both forums. Both forums provide advice on the security strategy and oversee the progress and performance of key information security deliverables, the remediation status of information security related audit findings and information security incidents as well as the information security posture of Deutsche Bank Group against defined targets. In the event of critical issues, members are assigned specific actions according to their responsibility.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Security indicators and reporting provided to the bank’s relevant governance forums support appropriate security risk awareness and decision taking. The comprehensive metrics framework maintained by the Chief Security Office is underpinned by an extensive data set allowing for various dedicated views. The Management Board receives a quarterly information security risk posture report, as well as ad hoc information if required. Furthermore, the CSO provides regular updates on material topics relating to security to the Supervisory Board’s Committee responsible for Technology, Data and Innovation.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true